New standards and regulatory changes	12 Months Ended
Dec. 31, 2024
New standards and regulatory changes
New standards and regulatory changes

5.New standards and regulatory changes

5.1New standards adopted by the Group, effective as of January 1, 2024

The IASB issued amendments to the following standards, with an effective date on January 1, 2024, or later periods:

●	Amendment to IAS 1 - Classifications of liabilities as current or non-current, modifies the requirement to classify a liability as current, by establishing that a liability is classified as current when it does not have the right at the end of the reporting period to defer the liquidation of the liability during, at least, the twelve months following the date of the reporting period.

Under legacy IAS 1, a company classified a liability as current unless, among other things, it had an unconditional right to defer settlement of the liability for at least 12 months from the reporting date. The IAS 1 amendments remove the requirement that the right to defer settlement be unconditional; instead, now the right must have substance and must exist at the reporting date.

In addition, an entity is required to disclose when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months.

There is no relevant impact from this modification of IAS 1, neither regarding the classification of liabilities between current and non-current nor with respect to covenants.

●	IAS 12 Amendment: The IASB issued the amendment in May 2023, which provides to the companies a temporary exemption from accounting of deferred taxes arising from the international tax reform of the Organization for Economic Co-operation and Development (OECD), which published the rules to ensure that large multinational companies would be subject to a minimum tax rate of 15%. The adoption of this amendment is not expected to generate a material impact on the disclosure of information in the Financial Statements since there are no active financing agreements.
●	Amendment IAS 7 - Cash Flow Statement and IFRS 7 - Financial instruments: Disclosures. The IASB issued the amendment on disclosure requirements to improve the transparency of suppliers financing arrangements and their effects on a company’s liabilities, cash flows and liquidity risk exposure.
●	Modifications to IFRS 16 - Lease Liability in a Sale and Leaseback Transaction. In September 2022, the IASB issued amendments to IFRS 16 to specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure that the seller-lessee does not recognize any amount for profit or loss related to the right of use that it maintains.

There is no relevant impact from these new standards adopted by the business Group.

5.2 New standards issued but not yet adopted

●	Amendment IAS 21 - Effects of Variations in Foreign Currency Exchange Rates. The Amendment establishes criteria that allows assessing whether a currency is interchangeable and knowing when it is not. Thus, it will be possible to determine the exchange rate to be used and the disclosures to be provided. The Amendment applies to annual periods beginning on January 1, 2025.
●	Issuance of IFRS 18 Presentation and disclosure in financial statements. This new IFRS standard aims to improve the usefulness of the information presented and disclosed in financial statements and will provide investors with more transparent and comparable information on the financial performance of companies, allowing them to make better investment decisions. This new standard is effective internationally for reporting periods beginning on or after January 1, 2027, but companies can apply it early. It should be noted that IFRS 18 replaces IAS 1 - Presentation of financial statements.
●	Issuance of IFRS 19 – Non-Public Interest Subsidiaries: Disclosures, this new standard allows subsidiaries to disclose reduced information, instead of disclosures in accordance with other IFRSs. Thus, the application of this standard will reduce the costs of preparing the financial statements of subsidiaries, while maintaining the usefulness of the information for users of their financial statements.
●	Limited-scope amendments to IFRS 7 and IFRS 9: These amendments will improve the consistency and understanding of accounting requirements by clarifying terms and procedures, introducing detailed disclosure requirements and allowing flexible early application, which will reduce diversity in accounting practice and increase transparency and consistency of financial reporting. Amendments effective from 1 January 2026 and early application is allowed.
●	Volume 11 of the annual improvements to IFRS. The document includes clarifications, simplifications, corrections and changes intended to improve the consistency of the following standards:
o	IFRS 1 – First-time adoption of International Financial Reporting Standards
o	IFRS 7 – Financial instruments: disclosures
o	IFRS 9 – Financial instruments
o	IFRS 10 – Consolidated financial statements
o	IAS 7 – Statement of cash flows
●	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture - Amendments to IFRS 10 and IAS 28. The amendments address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28 (2011), in dealing with the sale or contribution of assets between an investor and its associate or joint venture.

The main consequence of the amendments is that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not). A partial gain or loss is recognized when a transaction involves assets that do not constitute a business, even if these assets are housed in a subsidiary.

●	Power Purchase Agreements – Amendments to IFRS 9 and IFRS 7. The amendment helps the companies to report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements (PPAs). The IASB acted swiftly in the light of the increased use of these contracts.

Nature-dependent electricity contracts help companies to secure their electricity supply from sources such as wind and solar power. The amount of electricity generated under these contracts can vary based on uncontrollable factors such as weather conditions. Current accounting requirements may not adequately capture how these contracts affect a company’s performance.

To allow companies to better reflect these contracts in the financial statements, the IASB has made targeted amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures. The amendments include:

o	clarifying the application of the ‘own use’ requirements;
o	permitting hedge accounting if these contracts are used as hedging instruments; and
o	adding new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows.
5.3	New standards issued by the ISSB that with effect in future periods

The International Sustainability Standards Committee, in June 2023 issued the first international sustainability and climate standards: IFRS S1 General Requirements for the Information to be Disclosed on Sustainability related to Financial Information and IFRS S2 Weather-related Disclosures. The purpose of these standards is for entities to disclose information about their risks and opportunities related to sustainability and climate that is useful to the primary users of financial information for decision-making. An entity will apply these standards for reports for annual periods beginning on or after January 1, 2024.

In August 2023, the Ecopetrol Business Group began assessing and understanding the new corresponding regulations, identifying the information requested in the standards in its different pillars (Governance, Strategy, Risks and Metrics and Objectives) versus the information already contained in the ESG reports adopted by the Business Group in order to draw up the roadmap for its implementation.